Vessel Revenues, net - Accounts receivable trade, net (Tables)	6 Months Ended
Jun. 30, 2025
Vessel Revenues, net - Accounts Receivable Trade, net [Abstract]
Vessel Revenues, Net
The following table includes the voyage revenues earned by the Company by type of contract (time charter, voyage charter) in each of the six-month periods ended June 30, 2025, and 2024, as presented in the accompanying unaudited interim consolidated statements of comprehensive loss:

	June 30, 2025	June 30,2024
Time charter revenues	5,301	12,424
Voyage charter revenues	856	-
Total Vessel Revenues	$6,157	$12,424

Accounts Receivable Trade, Net
The following table includes the balance of Accounts receivable trade, net, as of June 30, 2025, and December 31, 2024.

	June 30, 2025	December 31,2024
Time charter	1,658	3,024
Voyage charter	146	40
Total Accounts receivable trade, net	$1,804	$3,064